Convertible Notes Payable - Related Parties (Details Narrative) - Chief Executive Officer [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Due date	Dec. 31, 2023	Dec. 31, 2023
Interest rate	8.00%	8.00%
Convertible notes payable, outstanding balance	$ 268,000	$ 268,000	$ 268,000